UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2010
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one):     [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig, Jr.
                  -------------------------------
Title:            Senior Trust Officer/SVP
                  -------------------------------
Phone:            301-533-2360
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.  Oakland, Maryland            07/26/2010
-------------------------  -----------------         ------------------
           Signature        City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION
REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 71
                                                               -----------

Form 13F Information Table Value Total:                            $55,137
                                                                   -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None


                                                 FORM 13F INFORMATION TABLE
                                                                                                          VOTING AUTHORITY
                                                       VALUE   SHARES/  SH/  PUT/ INVSTMT OTHER
      NAME OF ISSUER          TITLE OF CLASS  CUSIP   (X$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS   SOLE         SHARED  NONE
ACCENTURE LTD                                G1151C101   793    20510     SH         SOLE             20510         0     0
AT&T INC                       COM           00206R102   353    14596     SH         SOLE             14596         0     0
ABBOTT LABS                    COM             2824100   791    16904     SH         SOLE             16904         0     0
AECOM TECHNOLOGY CORP DELAW     A            00766T100   316    13700     SH         SOLE             13700         0     0
BANK OF AMERICA CORP                          60505104   335    23344     SH         SOLE             23344         0     0
BECTON DICKINSON AND COMPANY                  75887109   284     4200     SH         SOLE              4200         0     0
BRISTOL MYERS SQUIBB CO        COM           110122108  1165    46735     SH         SOLE             46735         0     0
CSX CORP                       COM           126408103   560    11280     SH         SOLE             11280         0     0
CHEVRONTEXACO                                166764100   417     6139     SH         SOLE              6139         0     0
CISCO SYS INC                  COM           17275R102   869    40789     SH         SOLE             40789         0     0
COCA COLA CO                   COM           191216100   637    12712     SH         SOLE             12712         0     0
CORNING INC                    COM           219350105   429    26586     SH         SOLE             26586         0     0
DANAHER CORP DEL               COM           235851102  1270    34210     SH         SOLE             34210         0     0
DEERE & COMPANY                              244199105   639    11480     SH         SOLE             11480         0     0
DISNEY WALT CO                 COM DISNEY    254687106   459    14581     SH         SOLE             14581         0     0
DOMINION NEW RES INC VA NEW                  25746U109  1146    29598     SH         SOLE             29598         0     0
DU PONT E I DE NEMOURS & CO    COM           263534109   627    18120     SH         SOLE             18120         0     0
EXELON CORP                                  30161N101   275     7243     SH         SOLE              7243         0     0
EXXON MOBIL CORP               COM           30231G102  2130    37322     SH         SOLE             37322         0     0
FIRST UNITED CORPORATION                     33741H107  1233   316205     SH         SOLE            313205      3000     0
GENERAL ELEC CO                COM           369604103   167    11554     SH         SOLE             11554         0     0
GILEAD SCIENCES INC                          375558103   283     8268     SH         SOLE              8268         0     0
GRAINGER W W INC                             384802104   532     5345     SH         SOLE              5345         0     0
HEINZ H J CO                   COM           423074103   553    12796     SH         SOLE             12796         0     0
INTERNATIONAL BUSINESS MACHS   COM           459200101   886     7173     SH         SOLE              7173         0     0
ISHARES DOW JONES TRANSPORT     A            464287192   656     9065     SH         SOLE              9065         0     0
ISHARES TRUST MSCI EMERGIN                   464287234  1436    38494     SH         SOLE             38494         0     0
ISHARES MSCI EAFE INDEX FUND                 464287465   472    10160     SH         SOLE             10160         0     0
ISHARE RUSSELL MID CAP VALUE                 464287473  1624    44580     SH         SOLE             44580         0     0
ISHARE RUSELL MID CAP GROWTH                 464287481   839    19195     SH         SOLE             19195         0     0
ETF- ISHARES TRUST MID CAP I                 464287499   372     4630     SH         SOLE              4630         0     0
ISHARES RUSSELL 1000 VAL INDEX FD            464287598   936    17269     SH         SOLE             17269         0     0
ISHARES RUSSELL 1000 GROWTH INDEX FD         464287614  2040    44528     SH         SOLE             44528         0     0



ISHARES RUSSELL 2000 VALUE                   464287630   754    13215     SH         SOLE             13215         0     0
ISHARES TR RUSSELL 2000 GROWTH INDEX FD      464287648   941    14138     SH         SOLE             14138         0     0
ISHARES-TECHNOLOGY                           464287721   983    19050     SH         SOLE             19050         0     0
ISHARES TR DJ US REAL EST                    464287739   754    15975     SH         SOLE             15975         0     0
ISHARES - HEALTH                             464287762   804    13810     SH         SOLE             13810         0     0
JOHNSON & JOHNSON              COM           478160104  1358    22994     SH         SOLE             22994         0     0
KOHL'S CORP (WISCONSIN)                      500255104  1145    24110     SH         SOLE             24110         0     0
LOWES COS INC                  COM           548661107   668    32707     SH         SOLE             32707         0     0
M & T BANK CORP                              55261F104   602     7081     SH         SOLE              7081         0     0
MCDONALDS CORP                 COM           580135101   444     6740     SH         SOLE              6740         0     0
MEADWESTVACO CORP                            583334107   251    11310     SH         SOLE             11310         0     0
MICROSOFT CORP                 COM           594918104   234    10163     SH         SOLE             10163         0     0
NATIONAL OILWELL VARCO INC                   637071101   209     6325     SH         SOLE              6325         0     0
NUVEEN INSD TAX-FREE
       ADVANTAGE MUN FD        COM           670657105   189    12713                SOLE             12713         0     0
OCCIDENTAL PETE CORP DEL       COM           674599105   227     2936     SH         SOLE              2936         0     0
PNC FINL SVCS GROUP INC        COM           693475105   447     7903     SH         SOLE              7903         0     0
PEPSICO INC                    COM           713448108  1306    21435     SH         SOLE             21435         0     0
POWERSHARE QQQ TR                            73935A104  2362    55320     SH         SOLE             55320         0     0
POWERSHARES WATER RESOURCE      P            73935X575   253    16800     SH         SOLE             16800         0     0
POWERSHARES OIL SERVICES                     73935X625   599    41490     SH         SOLE             41490         0     0
PRAXAIR INC                    COM           74005P104   718     9444     SH         SOLE              9444         0     0
PRICE T ROWE GROUP INC                       74144T108   607    13685     SH         SOLE             13685         0     0
PROCTER & GAMBLE CO            COM           742718109   683    11385     SH         SOLE             11385         0     0
RYDEX ETF TR S&P 500 EQUAL
            WEIGHTED INDEX FD                78355W106   888    23494     SH         SOLE             23494         0     0
SPDR TRUST UNIT                              78462F103  6053    58644     SH         SOLE             58644         0     0
SPDR GOLD TRUST ETF                          78463V107   236     1940     SH         SOLE              1940         0     0
SPDR DOW JONES INDL AVERAGE                  78467X109  1272    13018     SH         SOLE             13018         0     0
SCHLUMBERGER LTD               COM           806857108   564    10198     SH         SOLE             10198         0     0
SPDR-BASIC MATERIALS                         81369Y100   358    12636     SH         SOLE             12636         0     0
SPDR - CONSUMER STAPLES                      81369Y308   501    19645     SH         SOLE             19645         0     0
SPDR CONSUMER DISCRETIONARY                  81369Y407   333    11415     SH         SOLE             11415         0     0
SPDR-ENERGY                                  81369Y506   511    10290     SH         SOLE             10290         0     0
S&P FINANCIAL SELECT SECTOR SPDRFUND         81369Y605   244    17700     SH         SOLE             17700         0     0
SPDR-INDUSTRIAL                              81369Y704   396    14443     SH         SOLE             14443         0     0
THE SOUTH FINANCIAL GRP INC                  837841105    54    79000     SH         SOLE             79000         0     0
STATE ST CORP                                857477103   390    11540     SH         SOLE             11540         0     0
TEXAS INSTRS INC               COM           882508104   262    11260     SH         SOLE             11260         0     0
VERIZON COMMUNICATIONS                       92343V104  1013    36161     SH         SOLE             36161         0     0
                                                       -----   ------                                ------      ----   ---
GRAND TOTALS                                           55137  1661424                               1658424      3000     0
